Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ariel Investment Trust
Entity Central Index Key	0000798365
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Ariel Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Ariel Fund
Class Name	Investor Class
Trading Symbol	ARGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Investor Class)	$ 114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
TOP PERFORMANCE CONTRIBUTORS
Ariel Fund Investor Class advanced +27.63% over the trailing one-year period, ahead of both the Russell 2500 Value Index’s +26.59% gain and the Russell 2500 Index’s +26.17% return.
Several stocks in the portfolio had strong returns.
Global cruise vacation company,
Royal Caribbean Group (RCL)
, was the top contributor over the period. Stronger than anticipated consumer demand, healthy onboard spend, robust pricing and solid cost containment lifted results. A dditio
nally, RCL is benefitting from the addition of new shops, more visits to its private island destination and re-entry into the China market. The resiliency of the core cruise consumer, in combination with management’s superior operational expertise and revised earnings outlook, lays the foundation for RCL to exceed its three-year strategic imperative, the Trifecta Program, eighteen months earlier than expected.
Additionally, shares of global leader in for-profit education,
Adtalem Global Education (ATGE)
, jumped following robust quarterly earnings results, accelerating new student enrollment and a subsequent raise in full year guidance. Revenue per student also is better than expected on tuition increases and higher credit hours. Meanwhile, we remain encouraged by management’s solid execution of remediation initiatives at the medical and veterinary schools, where revenue growth outperformed and total enrollment trends are improving. As the number one grantor of nursing degrees in the U.S. and the largest producer of African American MDs, PhDs and nurses in the country, we remain confident ATGE will benefit from the healthcare worker shortage in the U.S.
TOP PERFORMANCE DETRACTORS
U.S. direct-to-consumer pool and spa care services company,
Leslie’s, Inc. (LESL)
, underperformed following consecutive quarterly earnings disappointments and a significant reduction to full year guidance. Soft consumer demand driven by weather-related headwinds and increased price sensitivity on large discretionary purchases weighed on the top-line.
Produc
t margins also remained under pressure as the company struggled to unwind its higher-cost inventory.

In response, LESL replaced its leadership team, installing both a new CEO and CFO. Although we have been deeply disappointed with this investment, trends have improved on the back of warmer and drier weather conditions. At today’s valuation, LESL appears to have more upside than downside and the company’s loyal client base, vertically integrated supply chain, scale advantage and seamless customer experience serve as important differentiators.
Global dental manufacturing company,
Envista Holdings Corp. (NVST)
, also weighed on per
form
ance, as the company navigates changes in senior management, weakening demand in North America, sanctions in Russia and pricing pressures in China. The shares are likely range-bound for the next couple of quarters, as the new CEO is assessing the long-term earnings po
wer of the business and addressing its current challenges. Although we have been deeply disappointed with this investment, after a full reassessment, we concluded NVST has multiple opportunities to outperform over the long-term. In our view, NVST should benefit from its rich research and development pipeline, new products in high-growth dental segments, facility consolidation and previous IT investments. We believe the downside is priced in and we are now evaluating upside return potential.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Growth of $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Fund (Investor Class)	27.63%	10.54%	8.57%
Russell 2500TM Value Index	26.59%	9.99%	8.47%
Russell 2500TM Index	26.17%	10.43%	9.50%
S&P 500 ® Index (Broad-based Index)	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Pl ea se visit arielinvestments.com/performance for recent and since inception perf orm ance results.
Net Assets	$ 2,787,556,441
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 15,215,437
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 2,787,556,441
Total number of portfolio holdings	37
Total advisory fees paid	$ 15,215,437
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
Top Ten Holdings
Mohawk Industries, Inc.	4.62%
Madison Square Garden Entertainment Corporation	4.30%
Adtalem Global Education, Inc.	3.70%
Northern Trust Corporation	3.69%
Affiliated Managers Group, Inc.	3.66%
Lazard, Inc.	3.64%
Royal Caribbean Cruises, Ltd.	3.60%
Boyd Gaming Corporation	3.59%
J.M. Smucker Company	3.53%
Jones Lang LaSalle, Inc.	3.48%
Industry Allocation

Largest Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
Top Ten Holdings
Mohawk Industries, Inc.	4.62%
Madison Square Garden Entertainment Corporation	4.30%
Adtalem Global Education, Inc.	3.70%
Northern Trust Corporation	3.69%
Affiliated Managers Group, Inc.	3.66%
Lazard, Inc.	3.64%
Royal Caribbean Cruises, Ltd.	3.60%
Boyd Gaming Corporation	3.59%
J.M. Smucker Company	3.53%
Jones Lang LaSalle, Inc.	3.48%

Ariel Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Ariel Fund
Class Name	Institutional Class
Trading Symbol	ARAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Institutional Class)	$ 79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
TOP PERFORMANCE CONTRIBUTORS
Ariel Fund Institutional Class advanced +28.01% over the trailing one-year period, ahead of both the Russell 2500 Value Index’s +26.59% gain and the Russell 2500 Index’s +26.17% return.
Several stocks in the portfolio had strong
returns
.
Global cruise vacation company,
Royal Caribbean Group (RCL)
, was the top contributor over the period. Stronger than anticipated consumer demand, healthy onboard spend, robust pricing and solid cost containment lifted results. Additionally, RCL is benefitting from the addition of new shops, more visits to its private island destination and re-entry into the China market. The resiliency of the core cruise consumer, in combination with management’s superior operational expertise and revised earnings outlook, lays the foundation for RCL to exceed its three-year strategic imperative, the Trifecta Program, eighteen months earlier than expected.
Additionally, shares of global leader in for-profit education,
Adtalem Global Education (ATGE)
, jumped following robust quarterly earnings results, accelerating new student enrollment and a subsequent raise in full year guidance. Revenue per student also is better than expected on tuition increases and higher credit hours. Meanwhile, we remain encouraged by management’s solid execution of remediation initiatives at the medical and veterinary schools, where revenue growth outperformed and total enrollment trends are improving. As the number one grantor of nursing degrees in the U.S. and the largest producer of African American MDs, PhDs and nurses in the country, we remain confident ATGE will benefit from the healthcare worker shortage in the U.S.
TOP PERFORMANCE DETRACTORS
U.S. direct-to-consumer pool and spa care services company,
Leslie’s, Inc. (LESL)
, underperformed following consecutive quarterly earnings disappointments and a significant reduction to full year guidance. Soft consumer demand driven by weather-related headwinds and increased price sensitivity on large discretionary purchases weighed on the top-line. Product margins also remained under pressure as the company struggled to unwind its higher-cost inventory.

In response, LESL replaced its leadership team, installing both a new CEO and CFO. Although we have been deeply disappointed with this investment, trends have improved on the back of warmer and drier weather conditions. At today’s valuation, LESL appears to have more upside than downside and the company’s loyal client base, vertically integrated supply chain, scale advantage and seamless customer experience serve as important differentiators.
Global dental manufacturing company,
Envista Holdings Corp. (NVST)
, also weighed on performance, as the company navigates changes in senior management, weakening demand in North America, sanctions in Russia and pricing pressures in China. The shares are likely range-bound for the next couple of quarters, as the new CEO is assessing the long-term earnings power of the business and addressing its current challenges. Although we have been deeply disappointed with this investment, after a full reassessment, we concluded NVST has multiple opportunities to outperform over the long-term. In our view, NVST should benefit from its rich research and development pipeline, new products in high-growth dental segments, facility consolidation and previous IT investments. We believe the downside is priced in and we are now evaluating upside
return potential.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Growth of $1,000,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Fund (Institutional Class)	28.01%	10.89%	8.91%
Russell 2500 TM Value Index	26.59%	9.99%	8.47%
Russell 2500 TM Index	26.17%	10.43%	9.50%
S&P 500 ® Index (Broad-based Index)	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of ta xes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 2,787,556,441
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 15,215,437
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 2,787,556,441
Total number of portfolio holdings	37
Total advisory fees paid	$ 15,215,437
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
Top Ten Holdings
Mohawk Industries, Inc.	4.62%
Madison Square Garden Entertainment Corporation	4.30%
Adtalem Global Education, Inc.	3.70%
Northern Trust Corporation	3.69%
Affiliated Managers Group, Inc.	3.66%
Lazard, Inc.	3.64%
Royal Caribbean Cruises, Ltd.	3.60%
Boyd Gaming Corporation	3.59%
J.M. Smucker Company	3.53%
Jones Lang LaSalle, Inc.	3.48%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mohawk Industries, Inc.	4.62%
Madison Square Garden Entertainment Corporation	4.30%
Adtalem Global Education, Inc.	3.70%
Northern Trust Corporation	3.69%
Affiliated Managers Group, Inc.	3.66%
Lazard, Inc.	3.64%
Royal Caribbean Cruises, Ltd.	3.60%
Boyd Gaming Corporation	3.59%
J.M. Smucker Company	3.53%
Jones Lang LaSalle, Inc.	3.48%

Ariel Appreciation Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Ariel Appreciation Fund
Class Name	Investor Class
Trading Symbol	CAAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Investor Class)	$ 124	1.14%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
TOP PERFORMANCE CONTRIBUTORS
Ariel Appreciation Fund Investor Class

increased +18.31% over the trailing one-year period, underperforming the Russell Midcap Value Index and Russell Midcap Index, which returned +29.01% and +29.33%, respectively.
Several stocks in the portfolio had strong returns.
Alternative asset manager,
KKR & Co. (KKR)
, was the top contributor over the trailing one-year period as the company delivered robust earnings results in a challenging environment. Strong momentum within the capital markets business drove higher-than-expected transaction and monitoring fees, while management fee growth and insurance related earnings were solid. KKR’s business is highly diversified with robust scaling opportunities in multiple verticals, including a best-in-class Alternatives franchise, a large insurance affiliate as well as retirement platform. Meanwhile, the firm has performed quite well across different economic and financial conditions and should continue to outperform for its clients over the long-term, particularly as KKR strives to double the size of the company twice over the next decade.
Shares of global investment bank,
Goldman Sachs Group, Inc. (GS)
, also rose in the period following solid earnings results, highlighted by strength in fixed income, currencies and commodities (FICC) as well as equities trading and better-than-expected investment banking fees. Meanwhile, GS continues to successfully execute on its strategic initiatives to improve the overall return of the company. It is right sizing headcount and narrowing its ambitions in consumer strategy through divestitures and working to improve profitability in Platform Solutions by 2025. With the possibility of increased capital requirement from its regulators, GS plans to reign in buybacks over the short-term but maintain its dividend. Looking ahead, we continue to view the near and long-term outlook for Goldman as attractive, given favorable business trends, continued positive momentum on strategic initiatives and acti ve
expense/capital management programs.
TOP PERFORMANCE DETRACTORS
Retail drugstore operator,
Walgreens Boots Alliance, Inc. (WBA)
, underperformed over the trailing one-year period following disappointing earnings results and downward revisions to full year guidance. Shares sold off on continued weakness in the U.S. retail business and recent announcements of direct-to-consumer offerings by various pharmaceutical companies. Although we believe the risk/reward is balanced from here, we exited our position in Ariel Appreciation Fund to harvest losses for tax purposes.
Toy manufacturer,
Mattel, Inc. (MAT)
, also declined over the trailing one-year period following mixed quarterly earnings results. We believe this market response runs counter to the company’s solid business fundamentals. Although the top-line declined due to a weaker retail environment, the company expanded margins and generated strong free cash flow. In our view, MAT remains an undervalued company with resilient consumer demand for toys such as Barbie
®
, Hot Wheels
®
and Disney Princesses
®
, as
wel
l as an attractive opportunity for future film and TV projects.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Growth of $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Appreciation Fund (Investor Class)	18.31%	8.66%	6.95%
Russell Midcap ® Value Index	29.01%	10.33%	8.93%
Russell Midcap ® Index	29.33%	11.30%	10.19%
S&P 500 ® Index (Broad-based Index)	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception perf o rm ance results.
Net Assets	$ 1,011,550,147
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 7,304,928
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistic s
Net assets	$ 1,011,550,147
Total num be r of portfolio holdings	43
Total advis ory f ees paid	$ 7,304,928
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of
Holdings
(% of Net
Asse
ts)
Top Ten Holdings
Northern Trust Corporation	4.14%
Mattel, Inc.	3.76%
Goldman Sachs Group, Inc.	3.61%
Generac Holdings, Inc.	3.26%
Stanley Black & Decker, Inc.	3.13%
Interpublic Group of Companies, Inc.	3.08%
Lazard, Inc.	3.05%
CarMax, Inc.	2.96%
Core Laboratories, Inc.	2.83%
Charles River Laboratories International, Inc.	2.81%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Northern Trust Corporation	4.14%
Mattel, Inc.	3.76%
Goldman Sachs Group, Inc.	3.61%
Generac Holdings, Inc.	3.26%
Stanley Black & Decker, Inc.	3.13%
Interpublic Group of Companies, Inc.	3.08%
Lazard, Inc.	3.05%
CarMax, Inc.	2.96%
Core Laboratories, Inc.	2.83%
Charles River Laboratories International, Inc.	2.81%

Ariel Appreciation Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ariel Appreciation Fund
Class Name	Institutional Class
Trading Symbol	CAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . Y ou may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Institutional Class)	$ 91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
TOP PERFORMANCE CONTRIBUTORS
Ariel Appreciation Fund Institutional Class

increased +18.64% over the trailing one-year period, underperforming the Russell Midcap Value Index and Russell Midcap Index, which returned +29.01% and +29.33%, respectively.
Several stocks in the portfolio had strong returns.
Alternative asset manager,
KKR & Co. (KKR)
, was the top contributor over the trailing one-year period as the company delivered robust earnings results in a challenging environment. Strong momentum within the capital markets business drove higher-than-expected transaction and monitoring fees, while management fee growth and insurance related earnings were solid. KKR’s business is highly diversified with robust scaling opportunities in multiple verticals, including a best-in-class Alternatives franchise, a large insurance affiliate as well as retirement platform. Meanwhile, the firm has performed quite well across different economic and financial conditions and should continue to outperform for its clients over the long-term, particularly as KKR strives to double the size of the company twice over the next decade.
Shares of global investment bank,
Goldman Sachs Group, Inc. (GS)
, also rose in the period following solid earnings results, highlighted by strength in fixed income, currencies and commodities (FICC) as well as equities trading and better-than-expected investment banking fees. Meanwhile, GS continues to successfully execute on its strategic initiatives to improve the overall return of the company. It is right sizing headcount and narrowing its ambitions in consumer strategy through divestitures and working to improve profitability in Platform Solutions by 2025. With the possibility of increased capital requirement from its regulators, GS plans to reign in buybacks over the short-term but maintain its dividend. Looking ahead, we continue to view the near and long-term outlook for Goldman as attractive, given favorable business trends, continued positive momentum on strategic initiatives and active expense/capital management programs.
TOP PERFORMANCE DETRACTORS
Retail drugstore operator,
Walgreens Boots Alliance, Inc. (WBA)
, underperformed over the trailing one-year period following disappointing earnings results and downward revisions to full year guidance. Shares sold off on continued weakness in the U.S. retail business and recent announcements of direct-to-consumer offerings by various pharmaceutical companies. Although we believe the risk/reward is balanced from here, we exited our position in Ariel Appreciation Fund to harvest losses for tax purposes.
Toy manufacturer,
Mattel, Inc. (MAT)
, also declined over the trailing one-year period following mixed quarterly earnings results. We believe this market response runs counter to the company’s solid business fundamentals. Although the top-line declined due to a weaker retail environment, the company expanded margins and generated strong free cash flow. In our view, MAT remains an undervalued company with resilient consumer demand for toys such as Barbie
®
, Hot Wheels
®
and Disney Princesses
®
, as well as
an
attractive opportunity for future film and TV projects.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Growth of $1,000,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Appreciation Fund (Institutional Class)	18.64%	8.99%	7.28%
Russell Midcap ® Value Index	29.01%	10.33%	8.93%
Russell Midcap ® Index	29.33%	11.30%	10.19%
S&P 500 ® Index (Broad-based Index)	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 1,011,550,147
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 7,304,928
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 1,011,550,147
Total number of portfolio holdings	43
Total advisory fees paid	$ 7,304,928
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
Top Ten Holdings
Northern Trust Corporation	4.14%
Mattel, Inc.	3.76%
Goldman Sachs Group, Inc.	3.61%
Generac Holdings, Inc.	3.26%
Stanley Black & Decker, Inc.	3.13%
Interpublic Group of Companies, Inc.	3.08%
Lazard, Inc.	3.05%
CarMax, Inc.	2.96%
Core Laboratories, Inc.	2.83%
Charles River Laboratories International, Inc.	2.81%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Northern Trust Corporation	4.14%
Mattel, Inc.	3.76%
Goldman Sachs Group, Inc.	3.61%
Generac Holdings, Inc.	3.26%
Stanley Black & Decker, Inc.	3.13%
Interpublic Group of Companies, Inc.	3.08%
Lazard, Inc.	3.05%
CarMax, Inc.	2.96%
Core Laboratories, Inc.	2.83%
Charles River Laboratories International, Inc.	2.81%

Ariel Focus Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Ariel Focus Fund
Class Name	Investor Class
Trading Symbol	ARFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Investor Class)	$ 114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
TOP PERFORMANCE CONTRIBUTORS
Ariel Focus Fund Investor Class advanced +27.54% over the twelve-month period ended September 30, 2024, trailing
the +27.7
6%
return posted by the Russell 1000 Value Index and the +36.35% gain of the S&P 500 Index.
Several stocks in the portfolio had strong returns.
Manufacturer and distributor of medical devices specializing in spine and dental products,
ZimVie, Inc. (ZIMV)
, was the top contributor to relative results over the period as the company announced an agreement to sell its Spine business. Management believes
the deal will be accretive to ZIMV’s revenue growth, EBITDA margin and cash flow conversion, enabling it to streamline operations and use the sale proceeds to pay down debt. We believe the divestiture allows ZIMV to reshape its portfolio as a pure-play dental company in higher-growth markets with better long-term potential. Meanwhile, news outlets recently reported ZIMV is considering a potential sale and has received interest from buyout firms and other industry participants.
Manufacturer and distributor of floorcovering products,
Mohawk Industries, Inc. (MHK)
advanced following solid earnings results and a subsequent increase in near-term guidance. Although sales volumes remain low and pricing headwinds continue due to the challenging macro backdrop, improved productivity and lower material costs are driving margin expansion. Management also repurchased shares signaling increased confidence that the trough in earnings may be in the rearview mirror. In our view, MHK’s healthy balance sheet and progress navigating differing economic cycles position the company to benefit from long-term growth in
residential remodeling, new home construction and commercial projects.
TOP PERFORMANCE DETRACTORS
Oil and natural gas explorer,
APA Corporation (APA)
was the greatest detractor from relative performance over the trailing one-year period amid weakness in energy prices driven by concerns of slowing global growth. Although the company delivered solid earnings, conservative production guidance due to curtailments in the Permian Basin and higher than expected North Sea maintenance weighed on shares. Notably, the company recently announced the successful sale of its non-core asset, the Central Basin Platform as well as raised synergy targets for the Callon Petroleum Company acquisition. We remain constructive on the name, as APA continues to be laser-focused on increasing the operational efficiency of its Callon assets, free cash flow generation and returning capital to shareholders.
Producer and marketer of crop nutrients,
Mosaic Co. (MOS)
, also traded lower over the period on weaker than expected potash and fertilizer pricing as well as a decline in phosphate sales volumes. Electrical equipment failures and weather-related headwinds due to Hurricane Helene further weighed on shares. Management expects pricing to improve as growers continue to be incentivized to maximize yields by applying fertilizers. MOS is focused on cost discipline, free cash flow generation and paying down debt, while continuing to return significant capital to shareholders through buybacks. Given management’s disciplined capital allocation, we continue to believe the company is well positioned.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Growth of $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Focus Fund (Investor Class)	27.54%	9.33%	6.74%
Russell 1000 ® Value Index	27.76%	10.69%	9.23%
S&P 500 ® Index (Broad-based Index)	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 67,610,270
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 325,225
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 67,610,270
Total number of portfolio holdings	28
Total advisory fees paid	$ 325,225
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Top Ten Holdings
Mohawk Industries, Inc.	6.66%
Oracle Corporation	6.60%
Snap-on, Inc.	5.94%
Goldman Sachs Group, Inc.	5.88%
BOK Financial Corporation	5.77%
Lockheed Martin Corporation	5.51%
Bank of America Corporation	4.74%
PHINIA, Inc.	4.57%
Resideo Technologies, Inc.	4.51%
J.M. Smucker Company	4.25%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mohawk Industries, Inc.	6.66%
Oracle Corporation	6.60%
Snap-on, Inc.	5.94%
Goldman Sachs Group, Inc.	5.88%
BOK Financial Corporation	5.77%
Lockheed Martin Corporation	5.51%
Bank of America Corporation	4.74%
PHINIA, Inc.	4.57%
Resideo Technologies, Inc.	4.51%
J.M. Smucker Company	4.25%

Ariel Focus Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Ariel Focus Fund
Class Name	Institutional Class
Trading Symbol	AFOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Institutional Class)	$ 85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
TOP PERFORMANCE CONTRIBUTORS
Ariel Focus Fund Institutional Class advanced +27.93% over the twelve-month period ended September 30, 2024, trailing the +27.76% return posted by the Russell 1000 Value Index and the +36.35% gain of the S&P 500 Index.
Several stocks in the portfolio had strong returns.
Manufacturer and distributor of medical devices specializing in spine and dental products,
ZimVie, Inc. (ZIMV)
, was the top contributor to relative results over the period as the company announced an agreement to sell its Spine business. Management believes the deal will be accretive to ZIMV’s revenue growth, EBITDA margin
and cash flow conversion, enabling it to streamline operations and use the sale proceeds to pay down debt. We believe the divestiture allows ZIMV to reshape its portfolio as a pure-play dental company in higher-growth markets with better long-term potential. Meanwhile, news outlets recently reported ZIMV is considering a potential sale and has received interest from buyout firms and other industry participants.
Manufacturer and distributor of floorcovering products,
Mohawk Industries, Inc. (MHK)
advanced following solid earnings results and a subsequent increase in near-term guidance. Although sales volumes remain low and pricing headwinds continue due to the challenging macro backdrop, improved productivity and lower material costs are driving margin expansion. Management also repurchased shares signaling increased confidence that the trough in earnings may be in the rearview mirror. In our view, MHK’s healthy balance sheet and progress navigating differing economic cycles position the company to benefit from long-term growth in residential remodeling, new home construction and commercial projects.
TOP PERFORMANCE DETRACTORS
Oil and natural gas explorer,
APA Corporation (APA)
was the greatest detractor from relative performance over the trailing one-year period amid weakness in energy prices driven by concerns of slowing global growth. Although the company delivered solid earnings, conservative production guidance due to curtailments in the Permian Basin and higher than expected North Sea maintenance weighed on shares. Notably, the company recently announced the successful sale of its non-core asset, the Central Basin Platform as well as raised synergy targets for the Callon Petroleum Company acquisition. We remain constructive on the name, as APA continues to be laser-focused on increasing the operational efficiency of its Callon assets, free cash flow generation and returning capital to shareholders.
Producer and marketer of crop nutrients,
Mosaic Co. (MOS)
, also traded lower over the period on weaker than expected potash and fertilizer pricing as well as a decline in phosphate sales volumes. Electrical equipment failures and weather-related headwinds due to Hurricane Helene further weighed on shares. Management expects pricing to improve as growers continue to be incentivized to maximize yields by applying fertilizers. MOS is focused on cost discipline, free cash flow generation and paying down debt, while continuing to return significant capital to shareholders through buybacks. Given management’s
disciplined capital allocation, we continue to believe the company is well positioned.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Growth of $1,000,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Focus Fund (Institutional Class)	27.93%	9.60%	7.00%
Russell 1000 ® Value Index	27.76%	10.69%	9.23%
S&P 500 ® Index (Broad-based Index)	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 67,610,270
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 325,225
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 67,610,270
Total number of portfolio holdings	28
Total advisory fees paid	$ 325,225
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
Top Ten Holdings
Mohawk Industries, Inc.	6.66%
Oracle Corporation	6.60%
Snap-on, Inc.	5.94%
Goldman Sachs Group, Inc.	5.88%
BOK Financial Corporation	5.77%
Lockheed Martin Corporation	5.51%
Bank of America Corporation	4.74%
PHINIA, Inc.	4.57%
Resideo Technologies, Inc.	4.51%
J.M. Smucker Company	4.25%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mohawk Industries, Inc.	6.66%
Oracle Corporation	6.60%
Snap-on, Inc.	5.94%
Goldman Sachs Group, Inc.	5.88%
BOK Financial Corporation	5.77%
Lockheed Martin Corporation	5.51%
Bank of America Corporation	4.74%
PHINIA, Inc.	4.57%
Resideo Technologies, Inc.	4.51%
J.M. Smucker Company	4.25%

Ariel International Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Ariel International Fund
Class Name	Investor Class
Trading Symbol	AINTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Investor Class)	$ 128	1.17%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
TOP PERFORMANCE CONTRIBUTORS
Ariel International Fund Investor Class

advanced +19.60% over the trailing one-year period, trailing both the MSCI EAFE and MSCI ACWI ex-US indices, which returned +24.77% and +25.35%, respectively. Ariel International Fund also lagged both the MSCI EAFE Value Index and the MSCI ACWI ex-US Value Index, which returned +23.14% and +24.04%, respectively.
Several stocks in the portfolio had strong returns.
German mobile telecommunications company,
Telefónica Deutschland Holdings AG
was the top contributor to relative results following Telefónica SA’s public tender offer to purchase the remaining 28% it did not own in the German company. We exited the position shortly after the announcement on valuation.
China-based E-commerce company,
JD.com, Inc.
also aided relative performance as the People's Bank of China’s (PBOC) comprehensive stimulus measures bolstered investor confidence in the Chinese economy. The improving economic sentiment is fueling consumer spending which benefits the company’s retail operations. Additionally, the strategic decision to diversify general merchandise product offerings, expand its third-party marketplace business and monetize advertising streams has contributed to consecutive quarterly earnings beats. Looking ahead, JD.com is also poised to capitalize on the home appliance trade-in program, which is one of its largest product categories. Given the favorable market environment and the company’s strategic positioning and fully developed logistics system, we continue to like its long-term growth prospects.
TOP PERFORMANCE DETRACTORS
Shares of multinational automotive manufacturing company,
Stellantis N.V. (STLA)
declined following a significant earnings miss. The company attributed the performance to lower sales, production disruptions from a product overhaul and weak performance in North America. Muted demand for electric vehicles in Europe also weighed on performance. In response, STLA is implementing operational improvement initiatives to bring down U.S. inventory levels through production cuts, consumer incentives and gradual price adjustments. Despite these results, management maintained its previous buyback and dividend commitments. Although we expect discounting to increase as U.S. inventory ages, we maintain a constructive view on the company. We believe STLA's strong global footprint and commitment to industry leading profitability, operational excellence, and strategic foresight will continue to enhance long-term shareholder value.
China’s internet search and online community leader,
Baidu, Inc.
also detracted from relative performance over the trailing one-year period as uncertainty surrounding China’s economic growth and government regulations weighed on investor sentiment. The country’s tech giants also entered an Artificial Intelligence (AI) price war. Baidu responded by slashing prices across its AI offerings and making its Ernie Bot accessible for free. While the delayed monetization of AI does reflect the volatility of the Chinese technology industry, we believe Baidu’s core advertising business offers downside protection as the company continues to establish its dominance in China’s AI scene. Our thesis on Baidu remains predicated both on the advertising business and a gradual macro recovery. In success, shares will trade higher with AI Cloud and Autonomous Driving offering long-term optionality.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Growth of $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel International Fund (Investor Class)	19.60%	4.83%	3.71%
MSCI EAFE Net Index (Broad-based Index)	24.77%	8.20%	5.71%
MSCI ACWI ex-US Net Index	25.35%	7.59%	5.22%
MSCI EAFE Value Net Index	23.14%	8.27%	4.56%
MSCI ACWI ex-US Value Net Index	24.04%	7.79%	4.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 240,844,787
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,348,174
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 240,844,787
Total number of portfolio holdings	55
Total advisory fees paid	$ 2,348,174
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
Top Ten Holdings
Michelin (CGDE)	6.48%
Check Point Software Technologies, Ltd.	5.80%
Sanofi	5.51%
Bandai Namco Holdings, Inc.	4.56%
Fresenius Medical Care AG & Company KGaA	4.39%
Siemens AG	4.30%
KBC Group NV	4.16%
AXA SA	4.12%
Endesa SA	3.69%
BNP Paribas SA	3.39%
Sector Allocation
Consumer Discretionary	23.79%
Financials	21.74%
Health Care	12.56%
Information Technology	12.10%
Industrials	9.61%
Utilities	9.27%
Consumer Staples	4.89%
Other	4.26%
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Michelin (CGDE)	6.48%
Check Point Software Technologies, Ltd.	5.80%
Sanofi	5.51%
Bandai Namco Holdings, Inc.	4.56%
Fresenius Medical Care AG & Company KGaA	4.39%
Siemens AG	4.30%
KBC Group NV	4.16%
AXA SA	4.12%
Endesa SA	3.69%
BNP Paribas SA	3.39%

Ariel International Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Ariel International Fund
Class Name	Institutional Class
Trading Symbol	AINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Institutional Class)	$ 100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
TOP PERFORMANCE CONTRIBUTORS
Ariel International Fund Institutional Class advanced +19.86% over the trailing one-year period, trailing both the MSCI EAFE and MSCI ACWI ex-US indices, which returned +24.77% and +25.35%, respectively. Ariel International Fund also lagged both the MSCI EAFE Value Index and the MSCI ACWI ex-US Value Index, which returned +23.14% and +24.04%, respectively.
Several stocks in the portfolio had strong returns.
German mobile telecommunications company,
Telefónica Deutschland Holdings AG
was the top contributor to relative results following Telefónica SA’s public tender offer to purchase the remaining 28% it did not own in the German company. We exited the position shortly after the announcement on valuation.
China-based E-commerce company,
JD.com, Inc.
also aided relative performance as the People's Bank of China’s (PBOC) comprehensive stimulus measures bolstered investor confidence in the Chinese economy. The improving economic sentiment is fueling consumer spending which benefits the company’s retail operations. Additionally, the strategic decision to diversify general merchandise product offerings, expand its third-party marketplace business and monetize advertising streams has contributed to consecutive quarterly earnings beats. Looking ahead, JD.com is also poised to capitalize on the home appliance trade-in program, which is one of its largest product categories. Given the favorable market environment and the company’s strategic positioning and fully developed logistics system, we continue to like its long-term growth prospects.
TOP PERFORMANCE DETRACTORS
Shares of multinational automotive manufacturing company,
Stellantis N.V. (STLA)
declined following a significant earnings miss. The company attributed the performance to lower sales, production disruptions from a product overhaul and weak performance in North America. Muted demand for electric vehicles in Europe also weighed on performance. In response, STLA is implementing operational improvement initiatives to bring down U.S. inventory levels through production cuts, consumer incentives and gradual price adjustments. Despite these results, management maintained its previous buyback and dividend commitments. Although we expect discounting to increase as U.S. inventory ages, we maintain a constructive view on the company. We believe STLA's strong global footprint and commitment to industry leading profitability, operational excellence, and strategic foresight will continue to enhance long-term shareholder value.
China’s internet search and online community leader,
Baidu, Inc.
also detracted from relative performance over the trailing one-
year
period as uncertainty surrounding China’s economic growth and government regulations weighed on investor sentiment. The country’s tech giants also entered an Artificial Intelligence (AI) price war. Baidu responded by slashing prices across its AI offerings and making its Ernie Bot accessible for free. While the delayed monetization of AI does reflect the volatility of the Chinese technology industry, we believe Baidu’s core advertising business offers downside protection as the company continues to establish its dominance in China’s AI scene. Our thesis on Baidu remains predicated both on the advertising business and a gradual macro recovery. In success, shares will trade higher with AI Cloud and Autonomous Driving offering long-term optionality
.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Growth of $1,000,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel International Fund (Institutional Class)	19.86%	5.08%	3.97%
MSCI EAFE Net Index (Broad-based Index)	24.77%	8.20%	5.71%
MSCI ACWI ex-US Net Index	25.35%	7.59%	5.22%
MSCI EAFE Value Net Index	23.14%	8.27%	4.56%
MSCI ACWI ex-US Value Net Index	24.04%	7.79%	4.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 240,844,787
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,348,174
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 240,844,787
Total number of portfolio holdings	55
Total advisory fees paid	$ 2,348,174
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
Top Ten Holdings
Michelin (CGDE)	6.48%
Check Point Software Technologies, Ltd.	5.80%
Sanofi	5.51%
Bandai Namco Holdings, Inc.	4.56%
Fresenius Medical Care AG & Company KGaA	4.39%
Siemens AG	4.30%
KBC Group NV	4.16%
AXA SA	4.12%
Endesa SA	3.69%
BNP Paribas SA	3.39%
Sector Allocation
Consumer Discretionary	23.79%
Financials	21.74%
Health Care	12.56%
Information Technology	12.10%
Industrials	9.61%
Utilities	9.27%
Consumer Staples	4.89%
Other	4.26%
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Michelin (CGDE)	6.48%
Check Point Software Technologies, Ltd.	5.80%
Sanofi	5.51%
Bandai Namco Holdings, Inc.	4.56%
Fresenius Medical Care AG & Company KGaA	4.39%
Siemens AG	4.30%
KBC Group NV	4.16%
AXA SA	4.12%
Endesa SA	3.69%
BNP Paribas SA	3.39%

Ariel Global Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Ariel Global Fund
Class Name	Investor Class
Trading Symbol	AGLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Investor Class)	$ 125	1.14%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
TOP PERFORMANCE CONTRIBUTORS
Ariel Global Fund Investor Class

traded +19.89% higher over the trailing one-year period, underperforming both the MSCI ACWI Index and MSCI ACWI Value Index, which returned +31.76% and +26.89%, respectively.
Several stocks in the portfolio had strong returns.
China-based E-commerce company,
JD.com, Inc.
was the top contributor over the trailing one-year period as the People's Bank of China’s (PBOC) comprehensive stimulus measures bolstered investor confidence in the Chinese economy. The improving economic sentiment is fueling consumer spending which benefits the company’s retail operations. Additionally, the strategic decision to diversify general merchandise product offerings, expand its third-party marketplace business and monetize advertising streams has contributed to consecutive quarterly earnings beats. Looking ahead, JD.com is also poised to capitalize on the home appliance trade-in program, which is one of its largest product categories. Given the favorable market environment and the company’s strategic positioning and fully developed logistics system, we continue to like its long-term growth prospects.
Leading provider of dialysis services,
DaVita, Inc.
outperformed during the period following a top- and bottom-line earnings beat, and subsequent raise in full year guidance. DaVita is benefitting from cost saving initiatives, early signs of a normalization in patient growth trends on par with pre-pandemic levels, improved leverage and an aggressive share buyback program. The company also announced an expansion of its international operations in Latin America, presenting an attractive long-term growth opportunity. In our view, we believe the market misunderstands the long-term clinical impact of glucagon-like-peptide-1 (GLP-1s) on dialysis and as such, DaVita currently trades at a significant discount relative to our estimate of its intrinsic value.
TOP PERFORMANCE DETRACTORS
China’s internet search and online community leader,
Baidu, Inc.
was the biggest detractor from relative performance over the trailing one-year period as uncertainty surrounding China’s economic growth and government regulations weighed on investor sentiment. The country’s tech giants also entered an Artificial Intelligence (AI) price war. Baidu responded by slashing prices across its AI offerings and making its Ernie Bot accessible for free. While the delayed monetization of AI does reflect the volatility of the Chinese technology industry, we believe Baidu’s core advertising business offers downside protection as the company continues to establish its dominance in China’s AI scene. Our thesis on Baidu remains predicated both on the advertising business and a gradual macro recovery. In success, shares will trade higher with AI Cloud and Autonomous Driving offering long-term optionality.
Shares of semiconductor chip manufacturer,
Intel Corporation (INTC)
also underperformed following a significant earnings miss, disappointing near-term guidance and the subsequent suspension of its dividend. In response, management announced a $10 billion plan aimed at reducing headcount and capturing cost efficiencies. We believe the company is past the trough of the demand cycle and continue to see signs of a cyclical recovery for personal computers (PCs) and central processing units (CPUs). While we are disappointed with the results, we view the sell off as an overreaction and think the market continues to overlook the progress Intel is making to advance its manufacturing process and the company’s efforts to serve as a viable second source foundry partner of leading-edge silicon. We believe the separation of the design and manufacturing businesses will be a key catalyst in unlocking improved financial performance while also enhancing the competitiveness of the foundry business.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Growth of $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Global Fund (Investor Class)	19.89%	8.56%	6.51%
MSCI ACWI Index (Broad-based Index)	31.76%	12.19%	9.39%
MSCI ACWI Value Index	26.89%	9.04%	6.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 57,540,291
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 340,392
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 57,540,291
Total number of portfolio holdings	56
Total advisory fees paid	$ 340,392
Portfolio turnover rate as of the end of the reporting period	78%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
Top Ten Holdings
Check Point Software Technologies, Ltd.	5.48%
Microsoft Corporation	5.29%
Michelin (CGDE)	4.76%
JD.com, Inc.	4.58%
Sanofi	3.63%
Verizon Communications, Inc.	3.53%
Fresenius Medical Care AG & Company KGaA	3.16%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.89%
NetApp, Inc.	2.83%
Allstate Corporation	2.82%
Sector Allocation
Information Technology	22.84%
Consumer Discretionary	21.07%
Financials	20.61%
Health Care	14.75%
Industrials	6.66%
Communication Services	5.87%
Utilities	3.91%
Other	3.33%
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Check Point Software Technologies, Ltd.	5.48%
Microsoft Corporation	5.29%
Michelin (CGDE)	4.76%
JD.com, Inc.	4.58%
Sanofi	3.63%
Verizon Communications, Inc.	3.53%
Fresenius Medical Care AG & Company KGaA	3.16%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.89%
NetApp, Inc.	2.83%
Allstate Corporation	2.82%

Ariel Global Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Ariel Global Fund
Class Name	Institutional Class
Trading Symbol	AGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Institutional Class)	$ 98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Several stocks in the portfolio had strong returns.
China-based E-commerce company,
JD.com, Inc.
was the top contributor over the trailing one-year period as the People's Bank of China’s (PBOC) comprehensive stimulus measures bolstered investor confidence in the Chinese economy. The improving economic sentiment is fueling consumer spending which benefits the company’s retail operations. Additionally, the strategic decision to diversify general merchandise product offerings, expand its third-party marketplace business and monetize advertising streams has contributed to consecutive quarterly earnings beats. Looking ahead, JD.com is also poised to capitalize on the home appliance trade-in program, which is one of its largest product categories. Given the favorable market environment and the company’s strategic positioning and fully developed logistics system, we continue to like its long-term growth prospects.
Leading provider of dialysis services,
DaVita, Inc.
outperformed during the period following a top- and bottom-line earnings beat, and subsequent raise in full year guidance. DaVita is benefitting from cost saving initiatives, early signs of a normalization in patient growth trends on par with pre-pandemic levels, improved leverage and an aggressive share buyback program. The company also announced an expansion of its international operations in Latin America, presenting an attractive long-term growth opportunity. In our view, we believe the market misunderstands the long-term clinical impact of glucagon-like-peptide-1 (GLP-1s) on dialysis and as such, DaVita currently trades at a significant discount relative to our estimate of its intrinsic value.
Shares of semiconductor chip manufacturer,
Intel Corporation (INTC)
also underperformed following a significant earnings miss, disappointing near-term guidance and the subsequent suspension of its dividend. In response, management announced a $10 billion plan aimed at reducing headcount and capturing cost efficiencies. We believe the company is past the trough of the demand cycle and continue to see signs of a cyclical recovery for personal computers (PCs) and central processing units (CPUs). While we are disappointed with the results, we view the sell off as an overreaction and think the market continues to overlook the progress Intel is making to advance its manufacturing process and the company’s efforts to serve as a viable second source foundry partner of leading-edge silicon. We believe the separation of the design and manufacturing businesses will be a key catalyst in unlocking improved financial performance while also enhancing the competitiveness of the foundry bu sine
ss.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Growth of $1,000 ,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Global Fund (Institutional Class)	20.14%	8.83%	6.77%
MSCI ACWI Index (Broad-based Index)	31.76%	12.19%	9.39%
MSCI ACWI Value Index	26.89%	9.04%	6.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit arielinvestments.com/performance for recent and since inception performance results.
Net Assets	$ 57,540,291
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 340,392
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Net assets	$ 57,540,291
Total number of portfolio holdings	56
Total advisory fees paid	$ 340,392
Portfolio turnover rate as of the end of the reporting period	78%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net
As
s
et
s
)
Top Ten Hold
ings
Check Point Software Technologies, Ltd.	5.48%
Microsoft Corporation	5.29%
Michelin (CGDE)	4.76%
JD.com, Inc.	4.58%
Sanofi	3.63%
Verizon Communications, Inc.	3.53%
Fresenius Medical Care AG & Company KGaA	3.16%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.89%
NetApp, Inc.	2.83%
Allstate Corporation	2.82%
Sector Allocation
Information Technology	22.84%
Consumer Discretionary	21.07%
Financials	20.61%
Health Care	14.75%
Industrials	6.66%
Communication Services	5.87%
Utilities	3.91%
Other	3.33%
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Hold
ings
Check Point Software Technologies, Ltd.	5.48%
Microsoft Corporation	5.29%
Michelin (CGDE)	4.76%
JD.com, Inc.	4.58%
Sanofi	3.63%
Verizon Communications, Inc.	3.53%
Fresenius Medical Care AG & Company KGaA	3.16%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.89%
NetApp, Inc.	2.83%
Allstate Corporation	2.82%